Biological assets	12 Months Ended
Dec. 31, 2017
Biological assets.
Biological assets

18Biological assets

	2017	2016

At the beginning of the year	4,351,641	4,114,998

Additions	1,733,733	1,538,029
Harvests in the year (depletion)	(1,472,648)	(1,086,973)
Change in fair value - step up	(326,349)	(212,248)
Disposals / provision for disposals	(33,369)	(2,165)

At the end of the year	4,253,008	4,351,641

In determining the fair value of biological assets, the discounted cash flow model (“DCF”) was used, with projections based on a single scenario, with productivity and area of plantation (eucalyptus trees) for a harvest cycle of approximately seven years.

The projected cash flows are consistent with the project areas’ growing cycle. The volume of production of eucalyptus trees to be harvested was estimated considering the average productivity in cubic meters of wood from each plantation per hectare at the time of harvest, which is impacted by the distance between the farms and the mills. The average productivity index varies according to the genetic material, climate and soil conditions and the forestry management programs. This projected volume is based on the average annual growth by region.

The average net sales price was projected based on the estimated price for eucalyptus in the local market, through a market study and research of actual transactions, adjusted to reflect the price of standing timber by region. The average estimated cost contemplates expenses for selling, chemicals, control of growth, ant and other pest control, composting, road maintenance, inputs and labor services. Tax effects based on current rates, as well as the contribution of other assets, such as property, plant and equipment and land were considered in the estimated of average rates of return for those assets, based on the average of the existing lease agreements.

The valuation model considers the net cash flows after income taxes. The discount rate used also considers the tax effects.

Main inputs considered in estimating the fair value of biological assets were:

	2017	2016

Planted area (hectare)(*)	486,393	469,100
Average annual growth (IMA) - m3/hectare	36.3	38.5
Remuneration of own contributory assets - %	6.0	5.9
Discount rate - %	6.91	7.18

(*)It includes 188,622 hectares of forests under two years, that are valued at cost, as at December 31, 2017 (143,336 hectares as at December 31, 2016).

The decrease in the fair value of biological assets during the year ended December 31, 2017 was the result of the combined fluctuation of the inputs presented above which resulted in a loss of R$ 326,349. The changes in the fair value of the biological assets are recognized in the profit and loss, within “Other operating income (expenses)” (Note 34).

	2017	2016

Physical changes	(264,535)	(246,009)
Prices	(61,814)	33,761

	(326,349)	(212,248)

The Company has no biological assets pledged as of December 31, 2017.